Business Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	$ 39,989	$ 40,640	$ 43,124
Noninterest income	43,951	44,997	46,677
Total revenue, net of interest expense (FTE basis)	83,940	85,637	89,801
Provision for credit losses	3,161	2,275	3,556
Noninterest expense	57,735	75,657	69,214
Income before income taxes (FTE basis)	23,044	7,705	17,031
Income tax expense (FTE basis)	7,156	2,872	5,600
Net income	15,888	4,833	11,431
Year-end total assets	2,144,316	2,104,534
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net of interest expense (FTE basis)	81,852	84,393	83,678
Net income	16,771	17,335	14,979
Year-end total assets	1,872,463	1,804,209
Operating Segments | Total Corporation
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	20,331	20,742	21,209
Noninterest income	11,096	11,038	11,820
Total revenue, net of interest expense (FTE basis)	31,427	31,780	33,029
Provision for credit losses	2,346	2,470	2,957
Noninterest expense	18,716	19,392	20,711
Income before income taxes (FTE basis)	10,365	9,918	9,361
Income tax expense (FTE basis)	3,777	3,698	3,430
Net income	6,588	6,220	5,931
Year-end total assets	645,427	599,066
Operating Segments | Consumer Banking
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	5,486	5,813	6,061
Noninterest income	12,506	12,573	11,734
Total revenue, net of interest expense (FTE basis)	17,992	18,386	17,795
Provision for credit losses	51	14	56
Noninterest expense	13,938	13,830	13,217
Income before income taxes (FTE basis)	4,003	4,542	4,522
Income tax expense (FTE basis)	1,459	1,694	1,658
Net income	2,544	2,848	2,864
Year-end total assets	296,271	274,954
Operating Segments | Global Wealth & Investment Management
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	9,050	9,586	9,673
Noninterest income	8,377	8,514	7,745
Total revenue, net of interest expense (FTE basis)	17,427	18,100	17,418
Provision for credit losses	685	322	1,142
Noninterest expense	8,481	8,807	8,148
Income before income taxes (FTE basis)	8,261	8,971	8,128
Income tax expense (FTE basis)	3,041	3,292	2,982
Net income	5,220	5,679	5,146
Year-end total assets	381,975	353,637
Operating Segments | Global Banking
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	4,183	3,848	4,114
Noninterest income	10,823	12,279	11,322
Total revenue, net of interest expense (FTE basis)	15,006	16,127	15,436
Provision for credit losses	99	110	140
Noninterest expense	11,373	11,989	12,225
Income before income taxes (FTE basis)	3,534	4,028	3,071
Income tax expense (FTE basis)	1,115	1,440	2,033
Net income	2,419	2,588	1,038
Year-end total assets	548,790	576,552
All Other
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	939	651	2,067
Noninterest income	1,149	593	4,056
Total revenue, net of interest expense (FTE basis)	2,088	1,244	6,123
Provision for credit losses	(20)	(641)	(739)
Noninterest expense	5,227	21,639	14,913
Income before income taxes (FTE basis)	(3,119)	(19,754)	(8,051)
Income tax expense (FTE basis)	(2,236)	(7,252)	(4,503)
Net income	(883)	(12,502)	$ (3,548)
Year-end total assets	$ 271,853	$ 300,325